SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets (liabilities)
ROU assets and lease liabilities	$ (3,000)	$ (6,000)	$ (11,000)
Intangible assets	(992,000)	(135,000)	(132,000)
Finance fees	(2,132,000)
Warrant liability		(42,000)	(820,000)
Non-capital losses	3,127,000	183,000	963,000
Net deferred tax liability